EARNINGS (LOSS) PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
EARNINGS (LOSS) PER SHARE

13. EARNINGS (LOSS) PER SHARE

The Company determines basic earnings (loss) per share by dividing the profit (loss) for the period attributable to ordinary equity holders of the Company by the weighted average number of shares of ordinary shares outstanding during the period. The Company computes diluted earnings (loss) per share by dividing the profit (loss) for the period attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding combined with plus the incremental weighted average number of ordinary shares outstanding that would be issued on conversion or settlement of all outstanding potentially dilutive instruments. There were 416,500 RSUs excluded from the diluted weighted average number of ordinary shares calculation for the six months ended June 30, 2024 as their inclusion would be antidilutive. There were no potentially dilutive instruments for the three and six months ended June 30, 2023, respectively.

The calculated basic and diluted earnings (loss) per share for the three and six months ended June 30, 2024 and 2023, were as follows:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023

Earnings (loss) per share – basic	$0.31	$(0.17)	$(1.26)	$0.09
Earnings (loss) per share - diluted	$0.31	$(0.17)	$(1.26)	$0.09
Net earnings (loss) attributed to owner(s) of the Company	$9,907,633	$(4,762,860)	$(38,123,976)	$2,628,360
Weighted average number of shares – basic	31,709,747	28,600,000	30,223,220	28,600,000
Weighted average effect of dilutive securities:
RSUs	153,421	—	—	—
Weighted average number of shares – diluted	31,863,168	28,600,000	30,223,220	28,600,000

As discussed in detail in Note 3, the Company’s basic and diluted earnings (loss) per share related to LLP prior to the Business Combination have been retroactively recast based on shares reflecting the exchange ratio established in the Business Combination.

There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorization of these financial statements.

Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
EARNINGS (LOSS) PER SHARE

19. EARNINGS PER SHARE

The Group determines basic earnings per share based on the weighted average number of shares of common stock outstanding during the year. The Group computes diluted earnings per share on the weighted average number of shares outstanding combined with the incremental weighted average effect from all outstanding potentially dilutive instruments.

As described in Note 1 and Note 25, the Business Combination was consummated on March 27, 2024. The Business Combination was accounted for as a reverse capitalization in accordance with IFRS and LLP was considered as the accounting predecessor. Hence, the basic and diluted earnings (loss) per share related to LLP prior to the Business Combination have been retroactively recast based on shares reflecting the exchange ratio established in the Business Combination.

The calculated basic and diluted earnings per share for the year ended December 31, 2023, 2022 and 2021, were the same, as follows:

	2023	2022	2021

Earnings per share – basic and diluted	$0.11	$0.28	$0.14
Net earnings attributed to owners of the Group	$3,139,333	$8,028,610	$4,126,505
Weighted average number of shares – basic and diluted	28,600,000	28,600,000	28,600,000